Employee benefits - Discount rate and assumed health care cost trend rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans | Minimum
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	2.41%	3.22%	4.20%
Discount rate for interest cost	1.76%	2.81%	3.87%
Expected return on plan asset	4.60%	5.00%	5.30%
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	2.79%	2.41%
Pension Plans | Maximum
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	2.48%	3.27%	4.23%
Discount rate for interest cost	1.80%	2.83%	3.90%
Expected return on plan asset	5.50%	5.80%	6.00%
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	2.83%	2.48%
OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	2.65%	3.38%	4.30%
Discount rate for service cost	3.09%	3.72%	4.49%
Discount rate for interest cost	2.03%	2.98%	3.99%
Initial health care cost trend rates	5.00%	5.00%	5.00%
Ultimate health care cost trend rate	4.50%	5.00%	5.00%
Year that the ultimate trend rate is reached	2023	2020	2019
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	2.94%	2.65%
Initial health care cost trend rates	4.75%	5.00%
Ultimate health care cost trend rate	4.50%	4.50%
Year that the ultimate trend rate is reached	2023	2023